united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 85.3%
	DEBT FUNDS - 83.4%
40,516	iShares 3-7 Year Treasury Bond ETF	$ 5,050,319
25,383	iShares 7-10 Year Treasury Bond ETF	2,738,064
16,220	iShares Core U.S. Aggregate Bond ETF	1,777,388
51,427	iShares MBS ETF	5,637,428
43,961	iShares National AMT-Free Muni Bond ETF	4,815,927
64,149	Market Vectors Intermediate Municipal ETF	1,515,841
9,085	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	859,623
89,432	SPDR Doubleline Total Return Tactical ETF	4,429,567
125,734	SPDR Nuveen Barclays Municipal Bond ETF	3,031,447
23,518	Vanguard Intermediate-Term Bond ETF	1,995,267
86,491	Vanguard Mortgage-Backed Securities ETF	4,615,160
21,695	Vanguard Total Bond Market ETF	1,777,471
		38,243,502
	EQUITY FUND - 1.9%
29,257	SPDR Ssga Income Allocation ETF	865,129

	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,102,171)	39,108,631

	SHORT-TERM INVESTMENTS - 14.4%
	MONEY MARKET FUNDS - 14.4%
3,312,119	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.17% (a)	3,312,119
3,312,119	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	3,312,119
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,624,238)	6,624,238

	TOTAL INVESTMENTS - 99.7% (Cost - $45,726,409) (b)	$ 45,732,869
	OTHER ASSETS LESS LIABILITIES - 0.3%	118,463
	NET ASSETS - 100.0%	$ 45,851,332

	ETF - Exchange Traded Fund
	MBS - Mortgage Backed Security
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,103,038 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 160,761
	Unrealized Depreciation:	(530,930)
	Net Unrealized Depreciation:	$ (370,169)

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCKS - 63.6%
	AIRLINES - 1.2%
1,445	Controladora Vuela Cia de Aviacion SAB de CV - ADR *	$ 21,559
256	Ryanair Holdings PLC - ADR	20,045
729	SkyWest, Inc.	12,160
		53,764
	APPAREL 0.3%
90	Sketchers U.S.A., Inc. - Class A *	12,067

	AUTO PARTS & EQUIPMENT - 0.4%
376	Magna International, Inc.	18,052

	BANKS - 5.1%
328	City Holding Co.	16,170
521	Columbia Banking System, Inc.	16,260
350	HDFC Bank Ltd. - ADR	21,382
1,523	National Penn Bancshares, Inc.	17,895
4,215	Towne Bank	79,453
4,900	Triumph Bancorp, Inc. *	82,320
		233,480
	BEVERAGES - 9.2%
719	Brown-Forman Corp.	76,926
3,102	Coca-Cola Co.	124,452
205	Dr Pepper Snapple Group, Inc.	16,205
2,807	National Beverage Corp. *	86,259
1,238	PepsiCo, Inc.	116,744
		420,586
	BIOTECHNOLOGY - 0.4%
17	Alexion Pharmaceuticals, Inc. *	2,659
3,286	PDL BioPharma, Inc.	16,529
		19,188
	BUILDING MATERIALS - 0.7%
778	CRH PLC - ADR	20,648
667	Quanex Building Products Corp.	12,120
		32,768
	COMMERCIAL SERVICES - 0.7%
150	Green Dot Corp. *	2,640
462	Nutrisystem, Inc.	12,252
1,165	Resources Connection, Inc.	17,557
		32,449
	COMPUTERS - 1.7%
155	Apple, Inc.	17,097
212	Cadence Design Systems, Inc. *	4,384
591	Lexmark International, Inc.	17,127
365	Seagate Technology PLC	16,352
751	WNS Holdings Ltd. *	20,990
		75,950
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	COSEMTICS / PERSONAL CARE - 2.5%
1,830	Colgate-Palmolive Co.	$ 116,132

	DISTIRBUTION / WHOLESALE - 0.4%
484	Fastenal Co.	17,719

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
61	Credit Acceptance Corp. *	12,009
1,635	SLM Corp. *	12,099
2,657	Synchrony Financial *	83,164
1,628	T Rowe Price Group, Inc.	113,146
752	WisdomTree Investments, Inc.	12,130
		232,548
	ELECTRIC - 0.4%
461	CMS Energy Corp.	16,283
167	TECO Energy, Inc.	4,385
		20,668
	ELECTRONICS - 0.3%
753	II-VI, Inc. *	12,108

	ENGINEERING & CONSTRUCTION - 1.3%
444	Comfort Systems USA, Inc.	12,103
62	Dycom Industries, Inc. *	4,486
264	Grupo Aeroportuario del Pacifico SAB de CV - ADR	22,926
135	Grupo Aeroportuario del Sureste SAB de CV - ADR	20,557
		60,072
	FOOD - 2.6%
2,258	Campbell Soup Co.	114,435
53	McCormick & Co., Inc.	4,356
		118,791
	HEALTHCARE - PRODUCTS - 0.5%
355	CryoLife, Inc.	3,454
112	Hologic, Inc. *	4,383
310	NuVasive, Inc. *	14,948
		22,785
	HEALTHCARE - SERVICES - 0.3%
388	Amedisys, Inc. *	14,732

	HOME BUILDERS - 1.7%
90	DR Horton, Inc.	2,642
1,973	Lennar Corp.	78,131
		80,773
	HOME FURNISHING - 0.1%
324	Daktronics, Inc.	2,809

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	INSURANCE - 14.2%
26	Berkshire Hathaway, Inc. *	$ 3,390
81	Cincinnati Financial Corp.	4,358
955	Erie Indemnity Co.	79,208
1,341	FBL Financial Group, Inc.	82,498
3,444	Fidelity & Guaranty Life	84,516
790	First American Financial Corp.	30,865
1,664	Kansas City Life Insurance Co.	78,191
2,221	Marsh & McLennan Cos., Inc.	115,981
93	Principal Financial Group, Inc.	4,403
2,889	ProAssurance Corp.	141,763
397	Progressive Corp.	12,164
228	Selective Insurance Group, Inc.	7,082
		644,419
	LEISURE TIME - 0.5%
421	Carnival PLC - ADR	21,778

	MEDIA - 0.0%
1	Gannett Co., Inc.	7

	MINING - 0.3%
762	Newmont Mining Corp.	12,245

	MISCELLANEOUS MANUFACTURING - 0.3%
797	Smith & Wesson Holding Corp. *	13,445

	OIL & GAS - 0.5%
57	HollyFrontier Corp.	2,784
335	Synergy Resources Corp. *	3,283
248	Valero Energy Corp.	14,905
		20,972
	OIL & GAS SERVICES - 0.1%
122	Oil States International, Inc. *	3,188
576	TETRA Technologies, Inc. *	3,404
		6,592
	PACKAGING & CONTAINER - 0.4%
283	Packaging Corp of America	17,025

	PHARMACEUTICALS - 3.1%
1,289	Johnson & Johnson	120,328
322	Novo Nordisk A/S - ADR	17,465
98	Prestige Brands Holdings, Inc. *	4,426
		142,219
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	REITS - 0.6%
178	Duke Realty Corp.	$ 3,391
44	Equinix, Inc.	12,030
172	Mack-Cali Realty Corp.	3,247
46	Sovran Self Storage, Inc.	4,338
100	UDR, Inc.	3,448
		26,454
	RETAIL - 4.9%
113	Darden Restaurants, Inc.	7,745
675	Express, Inc. *	12,062
432	GameStop Corp.	17,803
327	Luxottica Group SpA - ADR	22,655
1,429	McDonald's Corp.	140,799
433	Nu Skin Enterprises, Inc.	17,874
281	Pep Boys-Manny Moe & Jack *	3,426
		222,364
	SAVINGS & LOANS - 0.1%
365	Hudson City Bancorp, Inc.	3,712

	SOFTWARE - 0.7%
650	CA, Inc.	17,745
75	MicroStrategy, Inc. *	14,735
		32,480
	TELECOMMUNICATIONS - 3.0%
610	Nippon Telegraph & Telephone Corp. - ADR	21,539
2,622	Verizon Communications, Inc.	114,083
		135,622

	TOTAL COMMON STOCKS (Cost - $2,998,946)	2,896,775

	EXCHANGE TRADED FUNDS - 3.0%
	DEBT FUNDS - 3.0%
601	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *	47,816
335	iShares 20+ Year Treasury Bond ETF	43,857
583	ProShares Ultra 20+ Year Treasury	45,002
	TOTAL EXCHANGE TRADED FUNDS (Cost - $135,213)	136,675

	SHORT-TERM INVESTMENTS - 22.3%
	MONEY MARKET FUNDS - 22.3%
507,810	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.17% (a)	507,810
507,809	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	507,809
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,015,619)	1,015,619

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
		Value
	TOTAL INVESTMENTS - 88.9% (Cost - $4,149,778) (b)	$ 4,049,069
	OTHER ASSETS LESS LIABILITIES - 11.1%	503,473
	NET ASSETS - 100.0%	$ 4,552,542

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $4,161,011 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 44,143
	Unrealized Depreciation:	(156,085)
	Net Unrealized Depreciation:	$ (111,942)

FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2015	Appreciation
7	S&P 500 E-Mini Future	December-15	$ 668,063	$ 12,000

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 8.8%
	EQUITY FUNDS - 8.8%
10,893	iShares MSCI EAFE ETF	$ 624,387
20,288	iShares Russell 1000 Growth ETF	1,886,784
18,089	iShares Russell 2000 Growth ETF	2,423,383
8,006	iShares S&P Mid-Cap 400 Growth ETF	1,257,663
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $6,847,046)	6,192,217

	SHORT-TERM INVESTMENTS - 91.3%
	MONEY MARKET FUNDS - 91.3%
32,239,426	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.17% (a)	32,239,426
32,239,426	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	32,239,426
	TOTAL SHORT-TERM INVESTMENTS (Cost - $64,478,852)	64,478,852

	TOTAL INVESTMENTS - 100.1% (Cost - $71,325,889) (b)	$ 70,671,069
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(56,034)
	NET ASSETS - 100.0%	$ 70,615,035

	ETF - Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,395,866 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(1,724,797)
	Net Unrealized Depreciation:	$ (1,724,797)

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 18.9%
	ALTERNATIVE FUNDS - 8.2%
9,142	ASG Global Alternatives Fund - Class A	$ 95,900
12,532	Guggenheim Multi-Hedge Strategies Fund - Class P	300,768
2,483	Schooner Hedged Alternative Income Fund - Institutional Class	129,556
		526,224
	ASSET ALLOCATION FUNDS - 3.5%
8,173	Putnam Absolute Return 700 Fund - Class A	99,220
10,913	William Blair Macro Allocation Fund - Class I	127,682
		226,902
	EQUITY FUNDS - 7.2%
1,216	Guggenheim Long Short Equity Fund - Class A *	18,982
21,397	Madison Covered Call & Equity Income Fund - Class A	189,149
7,875	Schwab Hedged Equity Fund	131,670
8,792	Turner Medical Sciences Long/Short Fund - Investor Class	121,945
		461,746

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,263,134)	1,214,872

	EXCHANGE TRADED FUNDS - 41.0%
	ASSET ALLOCATION FUNDS - 7.5%
88	CurrencyShares British Pound Sterling Trust *	13,043
559	CurrencyShares Euro Trust *	61,255
1,319	CurrencyShares Japanese Yen Trust *	106,615
1,184	PowerShares DB US Dollar Index Bearish Fund *	26,036
8,977	PowerShares DB US Dollar Index Bullish Fund *	225,323
1,105	WisdomTree Managed Futures Strategy Fund *	45,791
		478,063
	DEBT FUNDS - 14.8%
1,152	iShares 1-3 Year Credit Bond ETF	121,110
1,075	iShares 3-7 Year Treasury Bond ETF	133,999
858	iShares 7-10 Year Treasury Bond ETF	92,552
363	iShares 10-20 Year Treasury Bond ETF	49,825
66	iShares 20+ Year Treasury Bond ETF	8,154
267	iShares Agency Bond ETF	30,449
79	iShares JP Morgan USD Emerging Markets Bond ETF	8,406
943	iShares MBS ETF	103,372
722	PowerShares 1-30 Laddered Treasury Portfolio	23,725
44	PowerShares Emerging Markets Sovereign Debt Portfolio	1,207
593	PowerShares Financial Preferred Portfolio	10,828
1,125	PowerShares Preferred Portfolio	16,403
1,714	SPDR Barclays Intermediate Term Corporate Bond ETF	58,190
381	SPDR Barclays Intermediate Term Treasury ETF	23,100
116	SPDR Barclays International Treasury Bond ETF	6,040
1,479	SPDR Barclays Short Term Corporate Bond ETF	45,139
137	SPDR Wells Fargo Preferred Stock ETF	5,992
21	Vanguard Extended Duration Treasury ETF	2,494
264	Vanguard Intermediate-Term Corporate Bond ETF	22,553
2,282	Vanguard Short-Term Corporate Bond ETF	181,898
		945,436
	EQUITY FUNDS - 18.7%
497	Consumer Discretionary Select Sector SPDR Fund	36,907
284	Consumer Staples Select Sector SPDR Fund	13,402
1,455	First Trust Utilities AlphaDEX Fund	32,927
1,245	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	132,207
193	Guggenheim S&P 500 Equal Weight Utilities ETF	13,780
Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	EQUITY FUNDS - 18.7% (Continued)
48	Health Care Select Sector SPDR Fund	$ 3,179
143	iShares North American Tech ETF	14,340
777	iShares North American Tech-Multimedia Networking ETF	27,965
356	iShares North American Tech-Software ETF	33,688
758	iShares U.S. Consumer Services ETF	104,293
1,895	iShares U.S. Home Construction ETF	49,460
217	iShares U.S. Insurance ETF	10,547
326	iShares U.S. Medical Devices ETF	36,281
277	iShares US Pharmaceuticals ETF	41,002
407	iShares US Telecommunications ETF	10,989
123	iShares US Utilities ETF	13,270
101	Market Vectors Biotech ETF *	11,546
1,570	PowerShares DWA Utilities Momentum Portfolio	34,242
185	Powershares Dynamic Biotechnology & Genome Portfolio	8,458
373	Powershares Dynamic Leisure & Entertainment Portfolio	13,294
1,021	PowerShares S&P SmallCap Health Care Portfolio	66,447
1,555	ProShares UltraShort Financials *	82,057
170	SPDR Morgan Stanley Technology ETF	8,427
290	SPDR S&P Bank ETF	9,640
1,356	SPDR S&P Homebuilders ETF	46,416
2,212	SPDR S&P Insurance ETF	149,354
1,101	SPDR S&P Regional Banking ETF	45,339
106	Technology Select Sector SPDR Fund	4,187
441	Utilities Select Sector SPDR Fund	19,091
708	Vanguard Consumer Discretionary ETF	83,409
113	Vanguard Consumer Staples ETF	13,702
307	Vanguard Utilities ETF	28,557
		1,198,403

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,662,727)	2,621,902

	SHORT-TERM INVESTMENTS - 38.4%
	MONEY MARKET FUNDS - 38.4%
1,229,144	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.17% (a)	1,229,144
1,229,144	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	1,229,144
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,458,288)	2,458,288

	TOTAL INVESTMENTS - 98.3% (Cost - $6,384,149) (b)	$ 6,295,062
	OTHER ASSETS LESS LIABILITIES - 1.7%	105,659
	NET ASSETS - 100.0%	$ 6,400,721

	ETF - Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $6,422,526 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 28,343
	Unrealized Depreciation:	(155,807)
	Net Unrealized Depreciation:	$ (127,464)

FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS			Unrealized
No. of			Notional Value at	Appreciation
Contracts	Name	Expiration	September 30, 2015	(Depreciation)
2	NASDAQ 100E-Mini Future	December-15	$ 439,025	$ (1,425)
5	S&P 500 E-Mini Future	December-15	616,350	8,588
			TOTAL UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS	$ 7,163

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board of Trustees (“the Board”). Forward foreign exchange contracts are valued by reference to the forward exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED INCOME FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 39,108,631	$ -	$ -	$ 39,108,631
Short-Term Investments	6,624,238	-	-	6,624,238
Total Assets	$ 45,732,869	$ -	$ -	$ 45,732,869

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 2,896,775	$ -	$ -	$ 2,896,775
Exchange Traded Funds	136,675	-	-	136,675
Short-Term Investments	1,015,619	-	-	1,015,619
Total Investments	$ 4,049,069	$ -	$ -	$ 4,049,069
Derivatives
Futures Contracts	$ 12,000	$ -	$ -	$ 12,000
Total Assets	$ 4,061,069	$ -	$ -	$ 4,061,069
Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
QUANTIFIED MARKET LEADERS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 6,192,217	$ -	$ -	$ 6,192,217
Short-Term Investments	64,478,852	-	-	64,478,852
Total Investments	$ 70,671,069	$ -	$ -	$ 70,671,069

QUANTIFIED ALTERNATIVE INVESTMENT FUND *
Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 1,214,872	$ -	$ -	$ 1,214,872
Exchange Traded Funds	2,621,902	-	-	2,621,902
Short-Term Investments	2,458,288	-	-	2,458,288
Total Investments	$ 6,295,062	$ -	$ -	$ 6,295,062
Derivatives
Futures Contracts	8,588	-	-	8,588
Total Assets	$ 6,303,650	$ -	$ -	$ 6,303,650
Liability Derivatives
Futures	$ (1,425)	$ -	$ -	$ (1,425)

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Underlying Investment in Other Investment Companies - The Funds currently invests a portion of their assets in AIM STIT - Liquid Assets Portfolio - Institutional Class and Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I. The Funds may redeem their investments from AIM STIT - Liquid Assets Portfolio - Institutional Class and Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so. The performance of the Funds may be directly affected by the performance of the AIM STIT - Liquid Assets Portfolio - Institutional Class and Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I. The financial statements of the AIM STIT - Liquid Assets Portfolio - Institutional Class and Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, including the portfolios of investments, can be found at Invesco website and Fidelity website, www.invesco.com and www.fidelity.com, respectively, or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of September 30, 2015 the percentage of the Fund's net assets invested in the AIM STIT - Liquid Assets Portfolio - Institutional Class and Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I was 45.7% and 45.6%, respectively, for Quantified Market Leaders.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/25/15

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/25/15